Regulatory Capital Financial Instruments - Schedule of Subordinated Bonds Due (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.50%	7.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 4,761	$ 5,211
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 200,000	$ 200,000
Interest rate %	7.40%	7.40%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 3,178	$ 3,478
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 530,000	$ 530,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 8,472	$ 9,284
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 4,797	$ 5,258
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	6.50%	6.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 809	$ 889
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	6.60%	6.60%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 7,283	$ 8,000
D1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,000,000	$ 2,000,000
Interest rate %	3.60%	3.60%
Registration date	Jun. 20, 2002	Jun. 20, 2002
Maturity date	Apr. 01, 2026	Apr. 01, 2026
Balance due	$ 10,335	$ 16,207
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 37,358	$ 35,658
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 56,037	$ 53,488
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 759,000	$ 759,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 29,365	$ 28,118
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 241,000	$ 241,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 9,324	$ 8,928
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,130,000	$ 4,130,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 162,631	$ 155,976
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	4.30%	4.30%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 39,377	$ 37,766
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 70,000	$ 70,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 2,764	$ 2,652
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,000,000	$ 4,000,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 162,042	$ 155,816
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,300,000	$ 2,300,000
Interest rate %	3.80%	3.80%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 93,507	$ 89,943
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 600,000	$ 600,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 22,697	$ 21,703
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 1,891	$ 1,809
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 80,000	$ 80,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 3,046	$ 2,914
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 17,149	$ 16,406
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 160,000	$ 160,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 6,097	$ 5,833
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 42,768	$ 41,234
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 12,831	$ 12,371
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,360,000	$ 1,360,000
Interest rate %	2.60%	2.60%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 58,330	$ 56,249
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,400,000	$ 1,400,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 77,836	$ 75,690
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 83,509	$ 81,211
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,100,000	$ 1,100,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 61,667	$ 59,989
I [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 900,000	$ 900,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2040	Nov. 01, 2040
Balance due	$ 49,018	$ 47,733
Total subordinated bonds due [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Due [Line Items]
Registration date
Balance due	$ 1,068,879	$ 1,039,814